Condensed Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts	$ 163	$ 142	$ 80
Common stock, par value	$ 0.00001	$ 0.000010	$ 0.000033
Common stock, shares authorized	1,000,000,000	1,000,000,000	77,200,000
Common stock, shares issued	32,084,152	27,552,818	6,919,892
Common stock, shares outstanding	32,084,152	27,552,818	6,919,892
Convertible Preferred Stock
Preferred stock, par value		$ 0.000033	$ 0.000033
Preferred stock, authorized			42,897,601
Preferred stock, issued			14,161,444
Preferred stock, outstanding			14,161,444
Aggregate liquidation preferences			$ 33,609
Preferred stock
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, authorized	20,000,000	20,000,000	0
Preferred stock, issued
Preferred stock, outstanding